Borrowings - Brazilian Subsidiaries (Details) R$ in Millions	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 37,965,000	$ 55,828,000
Total debt		968,280,000	862,116,000	$ 817,958,000
Brazilian Subsidiaries | Banco Do Brasil Loan Due November 2022
Disclosure of detailed information about borrowings [line items]
Nominal amount		130,000,000
Total debt	R$ 54.2	$ 0	0
Interest rate on borrowings (as a percent)	2.94%	2.94%
Performance bonus (as a percent)	15.00%	15.00%
Brazilian Subsidiaries | Itau BBA FINAME Loan Due December 2022
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 45,900,000
Total debt	R$ 6.5	$ 0	0
Interest rate on borrowings (as a percent)	2.50%	2.50%
Brazilian Subsidiaries | Ita BBA Loan Due March 2019
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 273,000,000
Total debt	R$ 66.3	$ 0	0
Brazilian Subsidiaries | Ita BBA Loan Due March 2019 | CDI Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	6.83%	6.83%
Brazilian Subsidiaries | Banco Do Brasil / Ita BBA Finem Loan Due January 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 215,000,000
Total debt	R$ 83.7	$ 0	0
Interest rate on borrowings (as a percent)	3.75%	3.75%
Brazilian Subsidiaries | ING / Rabobank / ABN / HSBC / Credit Agricole / Caixa Geral / Galena Due December 2018
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 75,000,000
Total debt	R$ 0.0	$ 0	0
Brazilian Subsidiaries | ING / Rabobank / ABN / HSBC / Credit Agricole / Caixa Geral / Galena Due December 2018 | LIBOR 3M Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	6.33%	6.33%
Brazilian Subsidiaries | Ecoagro XP CRA Loan Due November 2027
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 400,000,000.0
Total debt	R$ 0.0	$ 0	$ 0
Brazilian Subsidiaries | Ecoagro XP CRA Loan Due November 2027 | IPCA
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	3.80%	3.80%